Offerings	Dec. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 66,679,566.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,208.45
Offering Note	The transaction value is calculated as the aggregate purchase price for common shares of beneficial interest, par value $0.01 per share (the "Shares"), of Ares Strategic Income Fund ("ASIF"), based upon the net asset value per share as of November 28, 2025, of $27.47. This is the final amendment to the Schedule TO-I of ASIF (File No. 005-93861) filed on November 20, 2025 (the "Schedule TO") and is being filed to report the results of the offer. The amount of filing fee is calculated at $138.10 per $1,000,000.00 of the transaction value in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026 dated Aug. 25, 2025 (the "Filing Advisory").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 527,792,127.95
Amount of Registration Fee	$ 72,888.09
Offering Note	The transaction value was calculated as the aggregate maximum purchase price for Shares of ASIF, based upon the net asset value per share as of October 31, 2025, of $27.55. This amount was based upon the offer to purchase up to 19,157,609 Shares of ASIF. The fee of $72,888.09 was paid in connection with the filing of the Schedule TO. This is the final amendment to the Schedule TO and is being filed to report the results of the offer. The amount of filing fee was calculated at $138.10 per $1,000,000.00 of the transaction value in accordance with Rule 0-11 under the Exchange Act as modified by the Filing Advisory.